Column Mid Cap Fund
Schedule of Investments
May 31, 2025 (Unaudited)

COMMON STOCKS - 94.3%	Shares	Value
Aerospace & Defense - 4.5%
ATI, Inc. (a)	3,522	$280,492
Axon Enterprise, Inc. (a)	5,578	4,185,508
BWX Technologies, Inc.	2,374	298,175
Curtiss-Wright Corp.	5,866	2,581,685
General Dynamics Corp.	7,553	2,103,435
HEICO Corp.	7,336	2,198,159
HEICO Corp. - Class A	34,329	8,096,151
Hexcel Corp.	65,492	3,463,872
Howmet Aerospace, Inc.	51,961	8,827,654
Huntington Ingalls Industries, Inc.	922	205,661
L3Harris Technologies, Inc.	15,171	3,706,882
Leonardo DRS, Inc.	1,652	69,880
Textron, Inc.	32,098	2,376,215
Woodward, Inc.	18,009	3,895,887
		42,289,656

Air Freight & Logistics - 0.2%
CH Robinson Worldwide, Inc.	1,519	145,779
Expeditors International of Washington, Inc.	17,636	1,988,106
GXO Logistics, Inc. (a)	2,287	94,087
		2,227,972

Automobile Components - 0.4%
Aptiv PLC (a)	1,939	129,545
Autoliv, Inc.	2,103	216,230
BorgWarner, Inc.	30,621	1,013,249
Cie Generale des Etablissements Michelin SCA	20,544	786,000
Gentex Corp.	68,519	1,477,955
Lear Corp.	1,324	119,716
		3,742,695

Automobiles - 0.2%
Ford Motor Co.	73,829	766,345
Harley-Davidson, Inc.	20,816	503,956
Lucid Group, Inc. (a)	5,496	12,256
Rivian Automotive, Inc. - Class A (a)	17,606	255,815
		1,538,372

Banks - 3.2%
Bank OZK	3,338	147,974
BOK Financial Corp.	642	60,618
Cadence Bank	5,841	176,982
Citizens Financial Group, Inc.	10,409	420,003
Columbia Banking System, Inc.	3,061	71,566
Comerica, Inc.	4,100	234,069
Commerce Bancshares, Inc./MO	39,872	2,512,335
Cullen/Frost Bankers, Inc.	1,549	196,692
East West Bancorp, Inc.	43,233	3,942,850
Fifth Third Bancorp	58,295	2,226,286
First Citizens BancShares, Inc./NC - Class A	279	515,838
First Hawaiian, Inc.	15,729	375,608
First Horizon Corp.	14,938	296,967
FNB Corp./PA	9,646	133,790
Home BancShares, Inc./AR	4,923	139,272
Huntington Bancshares, Inc./OH	150,424	2,351,127
KeyCorp	28,121	445,999
M&T Bank Corp.	4,440	810,922
Old National Bancorp/IN	8,019	167,276
Pinnacle Financial Partners, Inc.	2,133	226,695
PNC Financial Services Group, Inc.	9,688	1,683,871
Popular, Inc.	2,132	220,726
Prosperity Bancshares, Inc.	19,127	1,332,196
Regions Financial Corp.	24,686	529,268
SouthState Corp.	2,008	176,302
Synovus Financial Corp.	4,314	206,339
Truist Financial Corp.	70,824	2,797,548
United Bankshares, Inc./WV	3,736	135,019
US Bancorp	68,339	2,978,897
Webster Financial Corp.	4,761	245,096
Westamerica BanCorp	17,079	820,646
Western Alliance Bancorp	3,574	258,793
Wintrust Financial Corp.	22,200	2,650,902
Zions Bancorp NA	4,739	224,439
		29,712,911

Beverages - 0.7%
Celsius Holdings, Inc. (a)	3,743	141,785
Coca-Cola Consolidated, Inc.	11,800	1,352,870
Coca-Cola Europacific Partners PLC	9,815	900,919
Constellation Brands, Inc. - Class A	1,503	267,970
Heineken NV	12,656	1,129,408
Molson Coors Beverage Co. - Class B	2,463	131,992
Pernod Ricard SA	13,505	1,398,023
Primo Brands Corp. - Class A	38,731	1,280,834
		6,603,801

Biotechnology - 0.7%
Alkermes PLC (a)	3,214	98,380
Alnylam Pharmaceuticals, Inc. (a)	6,287	1,914,769
Biogen, Inc. (a)	1,445	187,546
BioMarin Pharmaceutical, Inc. (a)	4,394	255,160
Exelixis, Inc. (a)	7,917	340,748
Halozyme Therapeutics, Inc. (a)	2,886	161,818
Incyte Corp. (a)	4,651	302,594
Krystal Biotech, Inc. (a)	126	15,871
Moderna, Inc. (a)	3,046	80,902
Natera, Inc. (a)	14,892	2,348,915
Neurocrine Biosciences, Inc. (a)	2,846	350,115
Revolution Medicines, Inc. (a)	2,789	109,887
Roivant Sciences Ltd. (a)	8,968	98,558
United Therapeutics Corp. (a)	1,037	330,647
Vaxcyte, Inc. (a)	2,347	76,254
		6,672,164

Broadline Retail - 0.5%
Dillard's, Inc. - Class A	115	45,542
eBay, Inc.	35,968	2,631,779
Ollie's Bargain Outlet Holdings, Inc. (a)	15,384	1,714,547
		4,391,868

Building Products - 2.7%
A O Smith Corp.	17,259	1,109,926
AAON, Inc.	118	11,362
Advanced Drainage Systems, Inc.	2,227	244,881
Allegion PLC	44,781	6,390,249
AZEK Co., Inc. (a)	3,872	191,703
Builders FirstSource, Inc. (a)	14,565	1,568,359
Carlisle Cos., Inc.	1,495	568,369
CSW Industrials, Inc.	206	62,993
Fortune Brands Innovations, Inc.	3,295	166,068
Lennox International, Inc.	11,426	6,449,406
Masco Corp.	81,069	5,060,327
Masterbrand, Inc. (a)	35,497	362,069
Owens Corning	2,617	350,547
Resideo Technologies, Inc. (a)	31,100	643,770
Simpson Manufacturing Co., Inc.	1,344	209,261
Trex Co., Inc. (a)	3,280	183,254
UFP Industries, Inc.	11,726	1,143,989
Zurn Elkay Water Solutions Corp.	3,476	125,796
		24,842,329

Capital Markets - 8.7%
Affiliated Managers Group, Inc.	6,791	1,195,216
Ameriprise Financial, Inc.	6,648	3,385,428
Ares Management Corp. - Class A	18,268	3,023,354
Bank of New York Mellon Corp.	12,818	1,135,803
Carlyle Group, Inc.	42,964	1,941,973
Cboe Global Markets, Inc.	2,635	603,731
Evercore, Inc. - Class A	13,970	3,233,915
FactSet Research Systems, Inc.	9,835	4,506,987
Franklin Resources, Inc.	7,210	156,024
Hamilton Lane, Inc. - Class A	37,706	5,618,194
Houlihan Lokey, Inc.	60,096	10,497,569
Intercontinental Exchange, Inc.	23,009	4,137,018
Invesco Ltd.	11,118	160,766
Jefferies Financial Group, Inc.	3,834	186,333
LPL Financial Holdings, Inc.	35,231	13,640,034
MarketAxess Holdings, Inc.	995	215,328
Morningstar, Inc.	664	204,791
MSCI, Inc.	5,298	2,988,178
Nasdaq, Inc.	24,174	2,019,496
Northern Trust Corp.	30,438	3,248,952
Raymond James Financial, Inc.	41,490	6,098,200
Robinhood Markets, Inc. - Class A (a)	37,062	2,451,651
SEI Investments Co.	3,268	278,630
State Street Corp.	7,503	722,389
Stifel Financial Corp.	44,041	4,149,543
T Rowe Price Group, Inc.	17,124	1,602,635
Tradeweb Markets, Inc. - Class A	25,462	3,677,986
		81,080,124

Chemicals - 1.6%
Akzo Nobel NV	12,073	822,365
Albemarle Corp.	19,178	1,069,365
Axalta Coating Systems Ltd. (a)	5,600	172,480
CF Industries Holdings, Inc.	24,438	2,216,771
DuPont de Nemours, Inc.	21,596	1,442,613
Eastman Chemical Co.	26,298	2,060,974
FMC Corp.	723	29,325
International Flavors & Fragrances, Inc.	5,416	414,649
LyondellBasell Industries NV - Class A	7,538	425,822
Mosaic Co.	43,079	1,556,875
NewMarket Corp.	187	120,439
PPG Industries, Inc.	14,982	1,660,006
RPM International, Inc.	3,512	399,806
Scotts Miracle-Gro Co.	45,384	2,703,071
Westlake Corp.	971	68,970
		15,163,531

Commercial Services & Supplies - 1.2%
ABM Industries, Inc.	21,226	1,117,549
Clean Harbors, Inc. (a)	1,308	296,641
MSA Safety, Inc.	940	153,192
RB Global, Inc.	16,715	1,760,089
Republic Services, Inc.	24,988	6,429,163
Rollins, Inc.	7,442	426,055
Tetra Tech, Inc.	6,235	217,851
Veralto Corp.	4,282	432,610
		10,833,150

Communications Equipment - 0.2%
Ciena Corp. (a)	3,442	275,567
F5, Inc. (a)	4,109	1,172,626
		1,448,193

Construction & Engineering - 1.4%
AECOM	2,930	321,861
API Group Corp. (a)	5,044	235,403
Comfort Systems USA, Inc.	3,918	1,873,705
EMCOR Group, Inc.	11,553	5,451,399
Fluor Corp. (a)	5,195	216,008
MasTec, Inc. (a)	5,723	892,387
Quanta Services, Inc.	8,876	3,040,563
Vinci SA	5,131	735,031
WillScot Holdings Corp.	4,527	122,003
		12,888,360

Construction Materials - 0.3%
Eagle Materials, Inc.	6,442	1,302,637
Martin Marietta Materials, Inc.	1,752	959,308
Vulcan Materials Co.	3,090	819,066
		3,081,011

Consumer Finance - 0.8%
Ally Financial, Inc.	9,368	327,880
Capital One Financial Corp.	8,404	1,589,617
Credit Acceptance Corp. (a)	144	68,731
OneMain Holdings, Inc.	3,794	196,681
SLM Corp.	39,333	1,273,209
SoFi Technologies, Inc. (a)	20,958	278,741
Synchrony Financial	35,782	2,062,832
Viking Holdings Ltd. Ordinary Shares (a)	36,968	1,650,252
		7,447,943

Consumer Staples Distribution & Retail - 1.4%
BJ's Wholesale Club Holdings, Inc. (a)	14,062	1,591,959
Casey's General Stores, Inc.	3,556	1,556,675
Dollar General Corp.	3,074	298,946
Dollar Tree, Inc. (a)	3,707	334,594
Koninklijke Ahold Delhaize NV	27,050	1,141,697
Kroger Co.	1,540	105,074
Maplebear, Inc. (a)	16,407	749,308
Performance Food Group Co. (a)	3,655	327,342
Sprouts Farmers Market, Inc. (a)	3,339	577,179
Sysco Corp.	54,627	3,987,771
US Foods Holding Corp. (a)	29,429	2,328,422
		12,998,967

Containers & Packaging - 1.4%
Amcor PLC	53,852	490,592
AptarGroup, Inc.	1,710	270,864
Avery Dennison Corp.	2,048	363,991
Ball Corp.	27,392	1,467,663
Crown Holdings, Inc.	2,937	289,294
Graphic Packaging Holding Co.	101,367	2,252,375
International Paper Co.	9,327	445,924
Packaging Corp. of America	28,823	5,567,739
Sealed Air Corp.	44,749	1,440,918
Smurfit WestRock PLC	8,529	369,562
		12,958,922

Distributors - 0.6%
Genuine Parts Co.	1,595	201,799
LKQ Corp.	22,065	892,971
Pool Corp.	15,957	4,796,515
		5,891,285

Diversified Consumer Services - 0.6%
ADT, Inc.	8,058	67,042
Duolingo, Inc. (a)	5,588	2,903,581
Frontdoor, Inc. (a)	22,732	1,250,487
H&R Block, Inc.	17,023	969,460
Service Corp. International/US	3,549	276,822
		5,467,392

Diversified Telecommunication Services - 0.0%(b)
Frontier Communications Parent, Inc. (a)	8,632	312,737
Iridium Communications, Inc.	12	305
		313,042

Electric Utilities - 1.9%
Alliant Energy Corp.	3,831	238,403
Edison International	5,525	307,466
Entergy Corp.	25,238	2,101,821
Evergy, Inc.	35,291	2,343,675
Eversource Energy	42,561	2,758,378
FirstEnergy Corp.	27,313	1,145,507
IDACORP, Inc.	6	714
NRG Energy, Inc.	19,096	2,977,066
OGE Energy Corp.	34,051	1,514,248
PG&E Corp.	18,510	312,449
Pinnacle West Capital Corp.	2,502	228,258
PPL Corp.	27,205	945,374
Xcel Energy, Inc.	36,626	2,567,483
		17,440,842

Electrical Equipment - 2.1%
Acuity, Inc.	985	255,992
AMETEK, Inc.	57,300	10,241,802
Emerson Electric Co.	9,399	1,122,053
Generac Holdings, Inc. (a)	10,186	1,244,016
Hubbell, Inc.	1,304	508,012
Legrand SA	6,308	769,218
NEXTracker, Inc. - Class A (a)	1,430	81,067
nVent Electric PLC	5,535	364,203
Rockwell Automation, Inc.	2,082	656,975
Sensata Technologies Holding PLC	61,697	1,607,824
Vertiv Holdings Co. - Class A	24,765	2,672,886
		19,524,048

Electronic Equipment, Instruments & Components - 3.1%
Arrow Electronics, Inc. (a)	25,498	3,018,453
CDW Corp./DE	10,089	1,819,652
Cognex Corp.	1,052	31,528
Corning, Inc.	12,097	599,890
Fabrinet (a)	1,119	260,581
Flex Ltd. (a)	109,712	4,640,818
Insight Enterprises, Inc. (a)	1,049	136,779
IPG Photonics Corp. (a)	5	331
Jabil, Inc.	11,628	1,953,620
Keysight Technologies, Inc. (a)	33,294	5,228,490
Littelfuse, Inc.	309	63,364
Novanta, Inc. (a)	794	98,313
TD SYNNEX Corp.	1,367	165,872
TE Connectivity PLC	15,539	2,487,328
Teledyne Technologies, Inc. (a)	13,556	6,762,546
Trimble, Inc. (a)	5,010	357,063
Vontier Corp.	3,861	138,031
Zebra Technologies Corp. - Class A (a)	5,617	1,627,638
		29,390,297

Energy Equipment & Services - 0.8%
Baker Hughes Co.	65,614	2,430,999
ChampionX Corp.	49,895	1,200,973
Halliburton Co.	22,911	448,826
Helmerich & Payne, Inc.	37,735	575,459
NOV, Inc.	9,509	114,108

TechnipFMC PLC	98,276	3,061,297
		7,831,662

Entertainment - 0.6%
Electronic Arts, Inc.	5,100	733,278
Liberty Media Corp.-Liberty Formula One - Class A (a)	389	34,279
Liberty Media Corp.-Liberty Formula One - Class C (a)	3,130	302,139
Live Nation Entertainment, Inc. (a)	3,582	491,414
Roku, Inc. (a)	3,296	238,828
Spotify Technology SA (a)	2,529	1,682,139
Take-Two Interactive Software, Inc. (a)	3,558	805,104
TKO Group Holdings, Inc.	5,849	923,031
Warner Bros Discovery, Inc. (a)	52,031	518,749
		5,728,961

Financial Services - 1.0%
Block, Inc. (a)	11,147	688,327
Corpay, Inc. (a)	1,606	522,127
Equitable Holdings, Inc.	24,853	1,313,978
Essent Group Ltd.	2,889	167,562
Fidelity National Information Services, Inc.	8,973	714,341
Global Payments, Inc.	22,152	1,674,913
Jack Henry & Associates, Inc.	1,864	337,701
MGIC Investment Corp.	8,484	224,402
Rocket Cos., Inc. - Class A	76,647	977,249
Shift4 Payments, Inc. - Class A (a)	1,355	128,440
Toast, Inc. - Class A (a)	33,272	1,403,413
Voya Financial, Inc.	14,122	939,395
WEX, Inc. (a)	1,070	142,235
		9,234,083

Food Products - 0.9%
Archer-Daniels-Midland Co.	10,829	522,716
Bunge Global SA	4,406	344,329
Conagra Brands, Inc.	69,282	1,585,865
Darling Ingredients, Inc. (a)	1,173	36,551
General Mills, Inc.	33,088	1,795,355
Hershey Co.	2,723	437,559
Hormel Foods Corp.	5,475	167,973
Ingredion, Inc.	1,914	266,276
Kellanova	5,192	429,015
Kraft Heinz Co.	13,780	368,339
Lamb Weston Holdings, Inc.	17,685	986,469
Mondelez International, Inc. - Class A	12,272	828,237
Pilgrim's Pride Corp.	1,041	51,176
Post Holdings, Inc. (a)	1,011	111,807
The Campbell's Co.	3,481	118,493
Tyson Foods, Inc. - Class A	7,009	393,625
		8,443,785

Gas Utilities - 0.4%
Atmos Energy Corp.	2,933	453,677
National Fuel Gas Co.	2,171	179,194
ONE Gas, Inc.	19,308	1,443,466
Southwest Gas Holdings, Inc.	1,404	100,849
Spire, Inc.	21,446	1,614,455
UGI Corp.	3,999	144,204
		3,935,845

Ground Transportation - 1.8%
CSX Corp.	144,589	4,567,566
JB Hunt Transport Services, Inc.	2,394	332,407
Knight-Swift Transportation Holdings, Inc.	4,143	183,618
Landstar System, Inc.	6,526	895,498
Norfolk Southern Corp.	21,088	5,211,266
Old Dominion Freight Line, Inc.	20,208	3,236,715
Ryder System, Inc.	1,543	227,022
Saia, Inc. (a)	722	190,904
U-Haul Holding Co.	3,142	179,220
U-Haul Holding Co. (a)	282	18,048
XPO, Inc. (a)	14,798	1,684,456
		16,726,720

Health Care Equipment & Supplies - 3.4%
Align Technology, Inc. (a)	25,429	4,601,123
Baxter International, Inc.	4,900	149,450
Becton Dickinson & Co.	12,234	2,111,466
Cooper Cos., Inc. (a)	68,378	4,668,850
DENTSPLY SIRONA, Inc.	50,208	802,324
Dexcom, Inc. (a)	9,200	789,360
Envista Holdings Corp. (a)	54,976	1,004,412
GE HealthCare Technologies, Inc.	30,833	2,174,960
Globus Medical, Inc. - Class A (a)	2,160	127,829
Hologic, Inc. (a)	23,103	1,436,313
IDEXX Laboratories, Inc. (a)	1,255	644,267
Insulet Corp. (a)	9,494	3,085,835
Lantheus Holdings, Inc. (a)	1,179	89,085
Masimo Corp. (a)	1,206	195,975
Medtronic PLC	17,736	1,471,733
Merit Medical Systems, Inc. (a)	1,213	115,271
Penumbra, Inc. (a)	4,364	1,165,057
ResMed, Inc.	2,878	704,506
Solventum Corp. (a)	17,065	1,247,281
STERIS PLC	2,083	510,772
Teleflex, Inc.	1,124	137,431
Zimmer Biomet Holdings, Inc.	47,804	4,406,095
		31,639,395

Health Care Providers & Services - 4.2%
Cardinal Health, Inc.	1,379	212,973
Cencora, Inc.	30,417	8,858,647
Centene Corp. (a)	78,102	4,408,077
Chemed Corp.	360	206,942
CorVel Corp. (a)	213	23,701
DaVita, Inc. (a)	1,254	170,870
Encompass Health Corp.	35,048	4,237,303
Ensign Group, Inc.	1,675	246,660
HealthEquity, Inc. (a)	7,885	793,310
Henry Schein, Inc. (a)	42,298	2,960,437
Hims & Hers Health, Inc. (a)	4,303	243,378
Humana, Inc.	800	186,504
Labcorp Holdings, Inc.	28,909	7,197,474
McKesson Corp.	1,286	925,290
Molina Healthcare, Inc. (a)	4,379	1,335,770
Quest Diagnostics, Inc.	10,954	1,898,766
Tenet Healthcare Corp. (a)	23,979	4,046,936
Universal Health Services, Inc. - Class B	6,380	1,214,433
		39,167,471

Health Care Technology - 0.1%
Doximity, Inc. - Class A (a)	2,127	110,796
Veeva Systems, Inc. - Class A (a)	2,703	756,029
		866,825

Hotels, Restaurants & Leisure - 3.1%
Aramark	5,364	217,242
Boyd Gaming Corp.	17,646	1,322,921
Brinker International, Inc. (a)	1,265	218,377
Carnival Corp. (a)	30,501	708,233
Choice Hotels International, Inc.	447	56,626
Churchill Downs, Inc.	8,325	794,788
Darden Restaurants, Inc.	31,276	6,699,632
Domino's Pizza, Inc.	9,633	4,564,308
DoorDash, Inc. - Class A (a)	6,081	1,268,801
Dutch Bros, Inc. - Class A (a)	21,332	1,540,170
Expedia Group, Inc.	2,207	368,017
Hilton Worldwide Holdings, Inc.	13,621	3,384,001
Las Vegas Sands Corp.	218	8,973
Light & Wonder, Inc. (a)	2,215	199,616
Marriott International, Inc./MD - Class A	3,809	1,004,928
MGM Resorts International (a)	4,187	132,518
Norwegian Cruise Line Holdings Ltd. (a)	11,884	209,753
Planet Fitness, Inc. - Class A (a)	13,374	1,375,248
Red Rock Resorts, Inc. - Class A	1,312	63,068
Sodexo SA	11,739	811,304
Texas Roadhouse, Inc.	13,036	2,544,758
Vail Resorts, Inc.	857	137,266
Wyndham Hotels & Resorts, Inc.	11,642	963,725
		28,594,273

Household Durables - 1.4%
DR Horton, Inc.	22,628	2,671,462
Garmin Ltd.	8,459	1,716,923
Installed Building Products, Inc.	745	118,813
Lennar Corp. - Class A	2,778	294,690
Lennar Corp. - Class B	110	11,143
Meritage Homes Corp.	2,460	156,481
Mohawk Industries, Inc. (a)	11,635	1,170,597
NVR, Inc. (a)	321	2,284,213
PulteGroup, Inc.	7,147	700,620
Skyline Champion Corp. (a)	1,200	78,480
Somnigroup International, Inc.	32,728	2,129,284
Taylor Morrison Home Corp. (a)	3,371	189,720
Toll Brothers, Inc.	3,488	363,624
TopBuild Corp. (a)	3,956	1,119,113
		13,005,163

Household Products - 0.5%
Church & Dwight Co., Inc.	5,136	504,920
Clorox Co.	2,748	362,406
Kimberly-Clark Corp.	14,454	2,077,907
Reckitt Benckiser Group PLC	23,680	1,609,465
Reynolds Consumer Products, Inc.	1,304	28,792
		4,583,490

Independent Power and Renewable Electricity Producers - 0.3%
AES Corp.	10,081	101,717
Clearway Energy, Inc. - Class A	381	10,992
Clearway Energy, Inc. - Class C	991	30,493
Talen Energy Corp. (a)	1,213	295,912
Vistra Corp.	14,683	2,357,649
		2,796,763

Industrial Conglomerates - 0.1%
3M Co.	5,706	846,485

Insurance - 4.5%
Allstate Corp.	4,551	955,118
American Financial Group, Inc./OH	2,037	252,547
Aon PLC - Class A	2,952	1,098,380
Arch Capital Group Ltd.	4,930	468,547
Assurant, Inc.	1,601	324,971
Axis Capital Holdings Ltd.	2,543	263,963
Brown & Brown, Inc.	59,763	6,747,243
Cincinnati Financial Corp.	3,918	590,913
CNA Financial Corp.	593	28,411
Erie Indemnity Co. - Class A	750	268,883
Everest Group Ltd.	1,199	416,281
First American Financial Corp.	17,454	974,108
Globe Life, Inc.	2,464	300,288
Hanover Insurance Group, Inc.	5,167	909,289
Hartford Insurance Group, Inc.	9,179	1,191,801
Kinsale Capital Group, Inc.	274	129,325
Loews Corp.	5,022	448,414
Markel Group, Inc. (a)	1,307	2,537,802
Old Republic International Corp.	7,080	267,624
Primerica, Inc.	1,056	285,754
Principal Financial Group, Inc.	6,087	474,116
Progressive Corp.	8,967	2,554,967
Reinsurance Group of America, Inc.	29,908	6,079,997
RenaissanceRe Holdings Ltd.	16,098	4,015,163
RLI Corp.	2,186	168,038
Ryan Specialty Holdings, Inc.	23,023	1,647,756
Selective Insurance Group, Inc.	1,561	137,399
Travelers Cos., Inc.	3,650	1,006,305
Unum Group	3,390	276,997
W R Berkley Corp.	47,504	3,548,074
Willis Towers Watson PLC	10,511	3,327,257
		41,695,731

Interactive Media & Services - 0.0%(b)
Pinterest, Inc. - Class A (a)	14,356	446,615

IT Services - 1.8%
Akamai Technologies, Inc. (a)	32,256	2,449,198
Amdocs Ltd.	20,113	1,845,569
Cloudflare, Inc. - Class A (a)	19,463	3,228,717
Cognizant Technology Solutions Corp. - Class A	36,764	2,977,516
EPAM Systems, Inc. (a)	1,606	280,231
Gartner, Inc. (a)	1,442	629,318
GoDaddy, Inc. - Class A (a)	24,454	4,454,296
Kyndryl Holdings, Inc. (a)	6,943	271,055
Twilio, Inc. - Class A (a)	4,653	547,658
		16,683,558

Leisure Products - 0.0%(b)
Mattel, Inc. (a)	4,464	84,548

Life Sciences Tools & Services - 2.0%
Agilent Technologies, Inc.	25,268	2,827,995
Bio-Rad Laboratories, Inc. - Class A (a)	7,343	1,666,347
Bio-Techne Corp.	3,151	152,508
Bruker Corp.	2,314	84,924
Charles River Laboratories International, Inc. (a)	146	19,802
ICON PLC (a)	5,149	670,812
IQVIA Holdings, Inc. (a)	28,595	4,012,736
Medpace Holdings, Inc. (a)	711	209,674
QIAGEN NV	77,217	3,484,803
Repligen Corp. (a)	3,466	409,231
Waters Corp. (a)	1,575	550,053
West Pharmaceutical Services, Inc.	23,684	4,993,771
		19,082,656

Machinery - 4.9%
AGCO Corp.	969	94,943
Allison Transmission Holdings, Inc.	2,215	229,297
Chart Industries, Inc. (a)	459	71,999
Crane Co.	637	109,182
Cummins, Inc.	12,489	4,014,964
Donaldson Co., Inc.	3,347	232,784
Dover Corp.	26,419	4,695,977
Esab Corp.	1,481	182,148
Flowserve Corp.	928	46,316
Gates Industrial Corp. PLC (a)	24,050	508,657
Graco, Inc.	4,391	371,742
IDEX Corp.	1,524	275,707
Ingersoll Rand, Inc.	5,097	416,119
ITT, Inc.	14,243	2,144,141
Lincoln Electric Holdings, Inc.	1,500	290,385
Middleby Corp. (a)	1,292	188,800
Mueller Industries, Inc.	3,703	288,353
Nordson Corp.	19,345	4,100,947
Oshkosh Corp.	26,408	2,619,409
Parker-Hannifin Corp.	2,137	1,420,464
Pentair PLC	55,764	5,530,673
RBC Bearings, Inc. (a)	742	271,476
Snap-on, Inc.	10,539	3,380,384
Timken Co.	17,207	1,178,507
Toro Co.	12,839	972,939
Watts Water Technologies, Inc. - Class A	5,443	1,317,859
Weir Group PLC	777	25,496
Westinghouse Air Brake Technologies Corp.	50,368	10,190,454
Xylem, Inc./NY	5,043	635,620
		45,805,742

Media - 0.5%
EchoStar Corp. - Class A (a)	2,173	38,527
Fox Corp. - Class A	5,310	291,732
Fox Corp. - Class B	7,787	391,530
Interpublic Group of Cos., Inc.	54,746	1,311,714
Liberty Broadband Corp. - Class A (a)	367	34,094
Liberty Broadband Corp. - Class C (a)	2,306	216,303
New York Times Co. - Class A	4,023	229,794
News Corp. - Class A	10,644	300,587
News Corp. - Class B	3,179	104,017
Nexstar Media Group, Inc.	345	58,795
Omnicom Group, Inc.	14,832	1,089,262
Paramount Global - Class A	226	5,119
Paramount Global - Class B	12,172	147,281
		4,218,755

Metals & Mining - 0.9%
Alcoa Corp.	4,645	124,347
Carpenter Technology Corp.	8,214	1,930,290
Commercial Metals Co.	20,643	961,757
Freeport-McMoRan, Inc.	23,951	921,634
Nucor Corp.	3,052	333,767
Reliance, Inc.	11,496	3,366,259
Royal Gold, Inc.	1,705	303,694
Steel Dynamics, Inc.	5,060	622,734
United States Steel Corp.	52	2,799
		8,567,281

Multi-Utilities - 1.1%
Ameren Corp.	4,001	387,617
CenterPoint Energy, Inc.	24,090	897,112
CMS Energy Corp.	3,808	267,436
Consolidated Edison, Inc.	5,168	540,004
DTE Energy Co.	16,457	2,248,849
NiSource, Inc.	7,536	297,973
Northwestern Energy Group, Inc.	38,133	2,109,899
WEC Energy Group, Inc.	30,983	3,328,814
		10,077,704

Oil, Gas & Consumable Fuels - 2.9%
Antero Midstream Corp.	9,335	175,311
Antero Resources Corp. (a)	6,133	229,681
APA Corp.	6,588	112,062
Cheniere Energy, Inc.	9,458	2,241,451
Chord Energy Corp.	10,503	945,270
Coterra Energy, Inc.	195,673	4,756,811
Devon Energy Corp.	15,492	468,788
Diamondback Energy, Inc.	15,203	2,045,564
DT Midstream, Inc.	2,560	268,134
Enterprise Products Partners LP	101,533	3,129,247
EQT Corp.	49,153	2,709,805
Expand Energy Corp.	4,307	500,172
Hess Midstream LP - Class A	1,866	69,042
HF Sinclair Corp.	5,097	184,155
Kinetik Holdings, Inc.	233	10,378
Marathon Petroleum Corp.	10,448	1,679,412
Matador Resources Co.	3,516	151,223
Murphy Oil Corp.	31,388	656,951
Occidental Petroleum Corp.	23,540	959,961
ONEOK, Inc.	8,114	655,936
Ovintiv, Inc.	8,564	306,762
Permian Resources Corp.	15,979	201,495
Phillips 66	5,956	675,887
Range Resources Corp.	43,433	1,652,191
Targa Resources Corp.	11,640	1,838,305
Texas Pacific Land Corp.	495	551,445
Viper Energy, Inc.	2,417	95,931
		27,271,370

Paper & Forest Products - 0.0%(b)
Louisiana-Pacific Corp.	531	47,827

Passenger Airlines - 0.3%
Alaska Air Group, Inc. (a)	1,167	59,435
Delta Air Lines, Inc.	11,806	571,292
Southwest Airlines Co.	57,541	1,920,719
United Airlines Holdings, Inc. (a)	8,069	641,042
		3,192,488

Personal Care Products - 0.4%
Estee Lauder Cos., Inc. - Class A	22,096	1,479,106
Kenvue, Inc.	100,879	2,407,982
		3,887,088

Pharmaceuticals - 0.1%
Corcept Therapeutics, Inc. (a)	1,670	129,525
Elanco Animal Health, Inc. (a)	12,769	171,615
Jazz Pharmaceuticals PLC (a)	1,744	188,474
Royalty Pharma PLC - Class A	4,374	143,817
Viatris, Inc.	33,435	293,894
		927,325

Professional Services - 3.6%
Booz Allen Hamilton Holding Corp.	3,164	336,175
Broadridge Financial Solutions, Inc.	32,715	7,944,184
CACI International, Inc. - Class A (a)	2,444	1,046,032
Equifax, Inc.	31,321	8,274,695
ExlService Holdings, Inc. (a)	3,485	160,275
Exponent, Inc.	45,015	3,436,445
FTI Consulting, Inc. (a)	6	985
Genpact Ltd.	1,869	80,461
KBR, Inc.	1,061	55,374
Leidos Holdings, Inc.	9,943	1,476,734
Paycom Software, Inc.	847	219,449
Paylocity Holding Corp. (a)	298	56,888
Robert Half, Inc.	13,660	625,491
Science Applications International Corp.	5,687	657,076
SS&C Technologies Holdings, Inc.	14,124	1,141,360
Verisk Analytics, Inc.	26,143	8,212,562
		33,724,186

Real Estate Management & Development - 0.9%
CBRE Group, Inc. - Class A (a)	50,322	6,291,257
CoStar Group, Inc. (a)	8,580	631,145
Jones Lang LaSalle, Inc. (a)	7,149	1,592,082
Zillow Group, Inc. - Class A (a)	842	55,715
Zillow Group, Inc. - Class C (a)	3,391	227,570
		8,797,769

Semiconductors & Semiconductor Equipment - 3.1%
Amkor Technology, Inc.	4,189	75,486
Analog Devices, Inc.	1,546	330,813
Applied Materials, Inc.	8,918	1,397,896
Astera Labs, Inc. (a)	12,284	1,114,404
Cirrus Logic, Inc. (a)	257	25,278
Entegris, Inc.	39,512	2,716,055
First Solar, Inc. (a)	1,089	172,149
GLOBALFOUNDRIES, Inc. (a)	2,010	71,958
Lam Research Corp.	16,478	1,331,258
MACOM Technology Solutions Holdings, Inc. (a)	17,416	2,117,960
Microchip Technology, Inc.	23,383	1,357,149
Monolithic Power Systems, Inc.	12,432	8,228,741
NXP Semiconductors NV	3,943	753,626
ON Semiconductor Corp. (a)	3,516	147,742
Onto Innovation, Inc. (a)	1,390	127,797
Qorvo, Inc. (a)	2,228	169,373
Rambus, Inc. (a)	2,785	148,914
Skyworks Solutions, Inc.	41,284	2,849,834
Teradyne, Inc.	20,482	1,609,885
Universal Display Corp.	26,365	3,779,423
		28,525,741

Software - 4.6%
ACI Worldwide, Inc. (a)	2,232	103,252
ANSYS, Inc. (a)	10,092	3,338,635
Appfolio, Inc. - Class A (a)	358	75,599
AppLovin Corp. - Class A (a)	6,021	2,366,253
Bentley Systems, Inc. - Class B	104,231	4,974,946
BILL Holdings, Inc. (a)	1,477	64,515
Check Point Software Technologies Ltd. (a)	17,842	4,083,677
Commvault Systems, Inc. (a)	213	39,011
CyberArk Software Ltd. (a)	9,288	3,555,261
Datadog, Inc. - Class A (a)	10,580	1,247,170
Docusign, Inc. (a)	5,254	465,557
Dolby Laboratories, Inc. - Class A	1,452	107,826
Fair Isaac Corp. (a)	608	1,049,578
Gen Digital, Inc.	43,598	1,241,671
Guidewire Software, Inc. (a)	10,587	2,276,417
HubSpot, Inc. (a)	3,789	2,235,131
InterDigital, Inc.	4,709	1,023,077
Manhattan Associates, Inc. (a)	1,732	326,967
MicroStrategy, Inc. - Class A (a)	2,837	1,047,023
Nutanix, Inc. - Class A (a)	10,082	773,189
Palantir Technologies, Inc. - Class A (a)	31,253	4,118,520
Q2 Holdings, Inc. (a)	12,429	1,087,786
Qualys, Inc. (a)	1,192	165,152
Samsara, Inc. - Class A (a)	31,009	1,443,159
Synopsys, Inc. (a)	3,554	1,648,985
Tyler Technologies, Inc. (a)	3,535	2,039,660
UiPath, Inc. - Class A (a)	10,204	135,815
Zoom Communications, Inc. - Class A (a)	5,495	446,469
Zscaler, Inc. (a)	4,575	1,261,327
		42,741,628

Specialty Retail - 3.0%
Asbury Automotive Group, Inc. (a)	408	92,987
AutoNation, Inc. (a)	919	168,958
AutoZone, Inc. (a)	1,478	5,517,433
Best Buy Co., Inc.	4,773	316,354
Burlington Stores, Inc. (a)	5,480	1,250,920
CarMax, Inc. (a)	2,443	157,476
Carvana Co. (a)	3,819	1,249,424
Chewy, Inc. - Class A (a)	57,515	2,602,554
Dick's Sporting Goods, Inc.	1,771	317,611
Floor & Decor Holdings, Inc. - Class A (a)	2,919	209,263
GameStop Corp. - Class A (a)	8,052	239,950
Gap, Inc.	9,155	204,248
Lithia Motors, Inc.	711	225,323
Murphy USA, Inc.	580	247,538
Penske Automotive Group, Inc.	458	75,195
Ross Stores, Inc.	55,016	7,707,191
TJX Cos., Inc.	16,249	2,061,998
Tractor Supply Co.	15,085	730,114
Ulta Beauty, Inc. (a)	7,973	3,758,951
Valvoline, Inc. (a)	12,368	427,809
Williams-Sonoma, Inc.	4,361	705,435
		28,266,732

Technology Hardware, Storage & Peripherals - 0.6%
Dell Technologies, Inc. - Class C	10,573	1,176,458
Hewlett Packard Enterprise Co.	32,071	554,187
HP, Inc.	62,411	1,554,034
NetApp, Inc.	17,329	1,718,344
Pure Storage, Inc. - Class A (a)	4,821	258,357
Super Micro Computer, Inc. (a)	8,881	355,417
Western Digital Corp. (a)	7,096	365,799
		5,982,596

Textiles, Apparel & Luxury Goods - 0.5%
Amer Sports, Inc. (a)	1,631	59,336
Birkenstock Holding PLC (a)	485	26,083
Columbia Sportswear Co.	6	383
Crocs, Inc. (a)	9,218	940,236
Deckers Outdoor Corp. (a)	4,902	517,259
Levi Strauss & Co. - Class A	2,594	45,006
Lululemon Athletica, Inc. (a)	2,743	868,626
Ralph Lauren Corp.	4,802	1,329,242
Skechers USA, Inc. - Class A (a)	4,188	259,823
Tapestry, Inc.	5,965	468,551
VF Corp.	8,709	108,514
		4,623,059

Trading Companies & Distributors - 1.6%
Air Lease Corp.	65,886	3,795,692
Applied Industrial Technologies, Inc.	1,152	260,951
Ashtead Group PLC	3,958	231,948
Bunzl PLC	64,985	2,081,910
Core & Main, Inc. - Class A (a)	5,532	303,209
Fastenal Co.	48,004	1,984,485
FTAI Aviation Ltd.	2,017	236,292
GATX Corp.	15,424	2,456,118
MSC Industrial Direct Co., Inc. - Class A	38,954	3,163,065
SiteOne Landscape Supply, Inc. (a)	1,093	127,673
Watsco, Inc.	825	365,945
WESCO International, Inc.	1,423	238,908
		15,246,196

Wireless Telecommunication Services - 0.0%(b)
United States Cellular Corp. (a)	347	21,504
TOTAL COMMON STOCKS (Cost $801,139,224)		881,267,895

REAL ESTATE INVESTMENT TRUSTS - COMMON - 3.4%	Shares	Value
Health Care REITs - 0.3%
Healthpeak Properties, Inc.	70,728	1,231,374
Ventas, Inc.	18,096	1,163,211
		2,394,585

Industrial REITs - 0.3%
Americold Realty Trust, Inc.	104,383	1,729,626
EastGroup Properties, Inc.	6,238	1,057,653
		2,787,279

Office REITs - 0.3%
BXP, Inc.	46,789	3,150,303

Residential REITs - 0.6%
Equity LifeStyle Properties, Inc.	14,986	952,660
Equity Residential	41,551	2,914,387
Essex Property Trust, Inc.	6,507	1,847,338
		5,714,385

Retail REITs - 0.7%
Agree Realty Corp.	7,464	562,039
Realty Income Corp.	40,847	2,312,757
Regency Centers Corp.	24,055	1,735,569
Simon Property Group, Inc.	12,660	2,064,466
		6,674,831

Specialized REITs - 1.2%
American Tower Corp.	6,983	1,498,901
Extra Space Storage, Inc.	5,243	792,479
Lamar Advertising Co. - Class A	11,892	1,433,462
Public Storage	5,737	1,769,348
SBA Communications Corp.	9,076	2,104,634
VICI Properties, Inc.	98,513	3,123,847
		10,722,671
TOTAL REAL ESTATE INVESTMENT TRUSTS - COMMON (Cost $31,351,727)		31,444,054

PREFERRED STOCKS - 0.1%	Shares	Value
Household Products - 0.1%
Henkel AG & Co. KGaA, 0.00%	14,574	1,166,737
TOTAL PREFERRED STOCKS (Cost $1,160,748)		1,166,737

SHORT-TERM INVESTMENTS - 2.1%	Shares	Value
Money Market Funds - 2.1%
Dreyfus Treasury Securities Cash Management - Class Institutional, 4.11% (c)	271,699	271,699
First American Government Obligations Fund - Class X, 4.25% (c)	19,199,210	19,199,210
TOTAL SHORT-TERM INVESTMENTS (Cost $19,470,909)		19,470,909

TOTAL INVESTMENTS - 99.9% (Cost $853,122,608)		933,349,595
Other Assets in Excess of Liabilities - 0.1%		628,732
TOTAL NET ASSETS - 100.0%		$933,978,327

Percentages are stated as a percent of net assets.

The Global Industry Classification Standard ("GICS®") was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by the Adviser.

LP - Limited Partnership
PLC - Public Limited Company
REIT - Real Estate Investment Trust

(a)	Non-income producing security.
(b)	Represents less than 0.05% of net assets.
(c)	The rate shown represents the 7-day annualized effective yield as of May 31, 2025.

Column Mid Cap Fund
Schedule of Forward Currency Contracts
May 31, 2025 (Unaudited)

Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation (Depreciation)
Bank of America & Morgan Stanley	06/27/2025	EUR	1,431,248	USD	1,587,044	$40,991
Bank of America & Morgan Stanley	06/27/2025	GBP	585,203	USD	771,901	16,674
Bank of America & Morgan Stanley	06/27/2025	USD	8,806,789	EUR	8,062,720	(364,500)
Bank of America & Citibank Global Markets, Inc.	06/27/2025	USD	3,944,109	GBP	3,031,904	(141,453)
Net Unrealized Appreciation (Depreciation)						$(448,288)

EUR - Euro
GBP - British Pound
USD - United States Dollar

Summary of Fair Value Disclosure as of May 31, 2025 (Unaudited)

Column Mid Cap Fund (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of May 31, 2025:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks	869,726,030	11,541,865	–	881,267,895
Real Estate Investment Trusts - Common	31,444,054	–	–	31,444,054
Preferred Stocks	–	1,166,737	–	1,166,737
Money Market Funds	19,470,909	–	–	19,470,909
Total Investments	920,640,993	12,708,602	–	933,349,595

Other Financial Instruments:
Forwards*	–	57,665	–	57,665
Total Other Financial Instruments	–	57,665	–	57,665

Liabilities:
Other Financial Instruments:
Forwards*	–	(505,953)	–	(505,953)
Total Other Financial Instruments	–	(505,953)	–	(505,953)

* The fair value of the Fund's investment represents the unrealized appreciation (depreciation) as of May 31, 2025.

Refer to the Schedule of Investments for further disaggregation of investment categories.